Prepayments	12 Months Ended
Jun. 30, 2021
Prepayments
Prepayments

18 Prepayments

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Prepayment for purchase of apartments	—	133,458
Others	6,112	5,023
Total	6,112	138,481

In June 2021, the Group paid first instalment of RMB 133,458,000 for purchase of apartments, for the use of staff accommodation in future.